Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Dates
31-Dec-2023
Actual/360 Days
32
30/360 Days
30
16-Jan-2024
15-Jan-2024
Collection Period No.
14
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2023
11-Jan-2024
12-Jan-2024
16-Jan-2024
15-Dec-2023
15-Dec-2023
Summary
Beginning
Balance
0.00
291,235,187.02
657,000,000.00
124,000,000.00
Principal
Payment
0.00
45,214,531.14
0.00
0.00
Ending
Balance
0.00
246,020,655.88
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
65.244634
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.355008
1.000000
1.000000
1,072,235,187.02
1,027,020,655.88
45,214,531.14
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,120,111,221.86
125,792,060.00
1,245,903,281.86
47,876,034.84
1,074,896,690.72
120,088,002.46
1,194,984,693.18
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
1,276,580.90
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
1.842108
4.341667
4.375000
Interest & Principal
Payment
0.00
46,491,112.04
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
67.086742
4.341667
4.375000
$49,886,087.04
T
otal
$4,671,555.90

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
54,316,633.27
0.00
54,316,633.27
48,300,044.03
4,463,078.81
530,254.64
825,564.73
0.00
0.00
197,691.06
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,038,252.73
0.00
0.00
4,671,555.90
0.00
0.00
45,214,531.14
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
54,316,633.27
3,392,293.50
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,038,252.73
0.00
0.00
0.00
1,038,252.73
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,671,555.90
0.00
1,276,580.90
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
4,671,555.90
0.00
1,276,580.90
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,671,555.90
4,671,555.90
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
45,214,531.14
0.00
0.00
0.00
45,214,531.14
Aggregate Principal Distributabl
e
Amount
45,214,531.14
45,214,531.14
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,961.67
180,729.39
197,691.06
4,787,603.48
0.00
16,961.67
16,961.67
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Pool Statistics
Pool Data
4.52%
40.54
27.82
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,245,903,281.86
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,194,984,693.18
41,383
42,349
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
32,216,822.39
16,083,221.64
0.00
2,618,544.65
Pool Factor
55.94%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.35%
1.08%
0.42%
0.15%
100.00%
1,175,251,039.19
12,948,467.75
5,002,059.45
1,783,126.79
1,194,984,693.18
40,926
317
105
35
41,383
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.568%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,396.70
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.322%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
15,448,270.29
1,292,214.47
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
66
888
Losses
(1)
Amount
2,618,544.65
526,155.19
800,174.99
Number of Receivables
Number of Receivables
Amount
35,021,775.36
12,586,912.52
6,986,592.55
Current
Cumulative
0.723%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.271%
Prior Collection Period
1.673 % Second Prior
Collection
Period
1.294
%
Third
Prior
Collection
Period
1.050%